Hedging derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Hedging derivatives
Schedule of types of hedge of derivatives qualifying for hedge accounting

	12/31/2020		12/31/2021
	Assets	Liabilities	Assets	Liabilities

Fair value hedges	11	16,604	1,468	7,018
Cash flow hedges	8,295	2,474	9,780	1,144
	8,306	19,078	11,248	8,162

Schedule of reconciliation of valuation adjustments - Cash flow hedges

	2019	2020	2021

Balance at January 1	(290)	(276)	(569)
Valuation adjustments	29	(376)	1,394
Amounts reclassified to consolidated income statement	(9)	(43)	11
Of which:
Income from cash flow hedging financial derivatives and discontinued cash flow hedge accounting	(11)	(43)	11
Cash flow hedges ineffectiveness (Note 39)	2	—	—
Income taxes	(6)	126	(422)
Balance at December 31	(276)	(569)	414

Schedule of estimated cash flows of the cash flow hedges

		Between 3 Months and	Between 1 Year and 5
	Less than 3 Months	1 Year	Years	More than 5 Years	Total

Cash flows to be received	247	409	313	1	970
Cash flows to be paid	(147)	(91)	(140)	—	(378)

Fair value hedges
Hedging derivatives
Schedule of hedging derivative positions

As of December 31, 2020, the hedging financial derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	2,333	2,333	Peso	Loans - Interest rate risk

IRS	1,000	1,000	Peso	Promissory notes - Interest rate risk

IRS	47,047	47,047	Peso	M Bonds - Interest rate risk

CCS	265	13	Euro	Loans - Interest rate and foreign exchange risk

CCS	16	1	USD	Loans - Interest rate and foreign exchange risk

CCS	23,431	1,089	Euro	UMS - Interest rate and foreign exchange risk

CCS	7,824	398	USD	UMS - Interest rate and foreign exchange risk

CCS	1,492	58	Pound sterling	UMS - Interest rate and foreign exchange risk

CCS	1,895	405	UDI	UDIBONDS - Interest rate and inflation risk

As of December 31, 2021, the hedging financial derivative positions are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	1,867	1,867	Peso	Loans - Interest rate risk

IRS	47,047	47,047	Peso	M Bonds - Interest rate risk

CCS	4	1	USD	Loans - Interest rate and foreign exchange risk

CCS	17,744	819	Euro	UMS - Interest rate and foreign exchange risk

CCS	7,824	398	USD	UMS - Interest rate and foreign exchange risk

CCS	1,492	58	Pound sterling	UMS - Interest rate and foreign exchange risk

CCS	1,895	405	UDI	UDIBONDS - Interest rate and inflation risk

Cash flow hedges
Hedging derivatives
Schedule of hedging derivative positions

As of December 31, 2020, the positions in financial derivatives for cash flow hedging purposes are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	11,311	11,311	Peso	Unsecured notes - Interest rate risk

CCS	872	69	USD	Loans - Foreign exchange risk

CCS	655	39	Euro	Loans - Foreign exchange risk

CCS	10,800	543	USD	Senior Unsecured Notes - Foreign exchange risk

CCS	2,284	116	Euro	UMS - Foreign exchange risk

CCS	260	10	Pound sterling	UMS - Foreign exchange risk

CCS	911	50	USD	UMS - Foreign exchange risk

Forward Fx-BRL	22,644	6,662	BRL	Brazilian Government Notes - Foreign exchange risk

Forward Fx-USD	32,122	1,137	USD	Brazilian Government Notes - Foreign exchange risk

As of December 31, 2021, the positions in financial derivatives for cash flow hedging purposes are as follows:

		Nominal
		(Million in
	Nominal	Transaction	Transaction
	(Million Pesos)	Currency)	Currency	Hedged Item and Risk Hedged

IRS	7,311	7,311	Peso	Unsecured notes - Interest rate risk

CCS	523	41	USD	Loans - Foreign exchange risk

CCS	491	29	Euro	Loans - Foreign exchange risk

CCS	11,125	543	USD	Senior Unsecured Notes - Foreign exchange risk

CCS	519	25	Euro	UMS - Foreign exchange risk

CCS	260	10	Pound sterling	UMS - Foreign exchange risk

CCS	911	50	USD	UMS - Foreign exchange risk

Forward Fx-BRL	28,787	8,295	BRL	Brazilian Government Notes - Foreign exchange risk

Forward Fx-USD	36,171	1,466	USD	Brazilian Government Notes - Foreign exchange risk